o 103 P-1
                          SUPPLEMENT DATED JUNE 1, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                 CLASS A, B, & C
                              dated January 1, 2004

The Prospectus is amended as follows:

I. Footnote 1 in the section "Performance" on page 9 is supplemented as follows:

 1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2004, the Fund's year-to-date return was 6.03% for Class A.

II. The line item "Redemption fee on shares held less than 30 days" under the section "Fees and Expenses - Shareholder Fees" and footnote reference on page 11 is revised with the following:

 Redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date*

 *The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

III. The following information is added to the "Management" section beginning on page 13:

 On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (MA Division) filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (Company), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for the Company to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

 The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada, New Jersey and New York. These parties, as well as certain of the mutual funds' trustees/directors, have also been named in a shareholder class action filed in March 2004 in the United States District Court in New Jersey. This lawsuit alleges violations of certain provisions of the federal securities laws and state common law fiduciary obligations in connection with Rule 12b-1 fees and brokerage commissions paid by the mutual funds. These lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matters described above may be filed in the future.

 The Staff of the U.S. Securities and Exchange Commission (SEC) has informed the Company that it intends to recommend that the SEC authorize an action against Franklin Advisers, Inc. (adviser to many of the funds, and affiliate to the other funds' advisers) relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in the Staff's investigation. Such discussions are preliminary and the Company cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund[s] is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

IV. The following information is added to the section "Financial Highlights" beginning on page 16:

                                                      SIX MONTHS ENDED
                                                     FEBRUARY 29, 2004
 CLASS A                                                 (UNAUDITED)
------------------------------------------------------------------------
 PER SHARE DATA ($)
 Net asset value, beginning of period .................        7.16
------------------------------------------------------------------------
  Net investment income (loss)/1 .......................       (.01)
  Net realized and unrealized gains (losses) ..........        1.87
------------------------------------------------------------------------
 Total from investment operations .....................        1.86
------------------------------------------------------------------------
  Distributions from net investment income ............        (.10)
  Distributions from net realized gains ...............         --
------------------------------------------------------------------------
 Total distributions ..................................        (.10)
------------------------------------------------------------------------
 Redemption fees ......................................         --3
 Net asset value, end of period .......................        8.92
------------------------------------------------------------------------
 Total return (%)/2 ....................................      26.30
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($ x 1,000) ................     861,180
 Ratios to average net assets: (%)
  Expenses ............................................        1.36/4
  Net investment income ...............................        (.23)/4
 Portfolio turnover rate (%) ..........................       17.76

                                                     SIX MONTHS ENDED
                                                     FEBRUARY 29, 2004
 CLASS B                                                 (UNAUDITED)
------------------------------------------------------------------------
 PER SHARE DATA ($)
 Net asset value, beginning of period .................        6.97
------------------------------------------------------------------------
  Net investment income (loss)/1 .......................       (.04)
  Net realized and unrealized gains (losses) ..........        1.83
------------------------------------------------------------------------
 Total from investment operations .....................        1.79
------------------------------------------------------------------------
  Distributions from net investment income ............        (.09)
  Distributions from net realized gains ...............         --
------------------------------------------------------------------------
 Total distributions ..................................        (.09)
------------------------------------------------------------------------
 Redemption fees ......................................         --3
 Net asset value, end of period .......................        8.67
------------------------------------------------------------------------
 Total return (%)/2 ....................................      25.86
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($ x 1,000) ................       6,677
 Ratios to average net assets: (%)
  Expenses ............................................        2.11/4
  Net investment income ...............................        (.98)/4
 Portfolio turnover rate (%) ..........................       17.76

                                                     SIX MONTHS ENDED
                                                     FEBRUARY 29, 2004
 CLASS C                                                 (UNAUDITED)
------------------------------------------------------------------------
 PER SHARE DATA ($)
 Net asset value, beginning of period .................        7.05
------------------------------------------------------------------------
  Net investment income (loss)/1 .......................       (.04)
  Net realized and unrealized gains (losses) ..........        1.86
------------------------------------------------------------------------
 Total from investment operations .....................        1.82
------------------------------------------------------------------------
  Distributions from net investment income ............        (.06)
  Distributions from net realized gains ...............         --
------------------------------------------------------------------------
 Total distributions ..................................        (.06)
------------------------------------------------------------------------
 Redemption fees ......................................         --3
 Net asset value, end of period .......................        8.81
------------------------------------------------------------------------
 Total return (%)/2 ....................................      25.64
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($ x 1,000) ................      29,995
 Ratios to average net assets: (%)
  Expenses ............................................        2.11/4
  Net investment income ...............................        (.98)/4
 Portfolio turnover rate (%) ..........................       17.76
 1. Based on average daily shares outstanding.
 2. Total return does not include sales charges, and is not annualized.
 3. Amount is less than $0.001 per share.
 4. Annualized.

V. The paragraph in the section "Sales Charges - Class B - Maximum Purchase Amount" on page 21 is replaced with the following:

 The maximum amount you may invest in Class B shares with any single purchase request is $99,999. A purchase request of $100,000 or more will be rejected since a reduced sales charge is available on Class A share purchases and Class A's annual expenses are lower. Investors considering cumulative purchases over $100,000 should consider whether Class A shares would be more advantageous and consult with their financial advisor.

VI. The "Exchange Privilege" section beginning on page 30 is replaced with the following:

 EXCHANGING SHARES

 EXCHANGE PRIVILEGE

 You can exchange shares between most Franklin Templeton funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund or another fund that does not have a sales charge, a sales charge may apply no matter how long you have held the shares.

An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.

 Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

 If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight-year period for automatic conversion to Class A shares.

 *Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge.

 EXCHANGE LIMIT GUIDELINE. This exchange privilege is not intended to facilitate short-term or other excessive trading. In order to limit short-term or other excessive trading you generally may make up to eight (8) exchanges out of your Fund account to an account in a different Franklin Templeton fund during any calendar year (a single request to exchange out of your Fund account to accounts in two different Franklin Templeton funds will count as two exchanges out of your Fund account). Regularly scheduled exchanges or transfers resulting from automatic rebalancing plans or similar arrangements will not be counted for purposes of this exchange limit guideline. The Fund may (but is not required to) reject any exchange request that exceeds this exchange limit guideline and may temporarily suspend or permanently terminate your exchange privileges, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed this exchange limit guideline.

 Even if you don't exceed this exchange limit guideline, the Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse any sale of Fund shares through an exchange by any investor or group if, in the manager's judgment, the trade (1) may interfere with the efficient management of the Fund's portfolio, (2) may appear to be connected with a strategy of market timing (as described in the "Market Timing Trading Policy" section), or
 (3) may have the potential of otherwise adversely affecting the Fund. In making a decision to reject an exchange request, the Fund may consider, among other factors, the investor's trading history, both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

 REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

 EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt these exchange limit guidelines or, alternatively, may adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

 FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify (temporarily or permanently) this exchange limit guideline and exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law. The Fund reserves the right to waive the exchange limit guideline at its discretion if the Fund's manager believes such waiver is not inconsistent with the best interests of the Fund. The exchange limit guideline does not apply to mutual funds, Omnibus Accounts and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds.

 OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

VII. The "Market Timing" section beginning on page 39 is replaced with the following:

 MARKET TIMING TRADING POLICY

 MARKET TIMING GENERALLY. The Fund discourages short-term or excessive trading, often referred to as "market timing," and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

 MARKET TIMING CONSEQUENCES. If information regarding your trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or the Fund's transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).

 In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds or in accounts under common control or ownership.

 Market timing through financial intermediaries. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.

 While the Fund will encourage financial intermediaries to apply the Fund's market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's market timing trading policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's market timing trading policy.

 RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

 In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets, and in funds that hold significant investments in small-cap securities, high-yield ("junk") bonds and other types of investments which may not be frequently traded.

The Fund is currently using several methods to reduce the risk of market timing. These methods include:

 o limiting annual exchange activity per fund account,
 o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing trading policy; and
 o assessing a redemption fee for short-term trading

 Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

 REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's market timing trading policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

VIII. The "Redemption Fee" section beginning on page 42 is replaced with the following:

 REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee may be assessed on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last.The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

 This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund even if any such request would not exceed the exchange limit guideline described in this prospectus.

 REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

 WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

 LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved within 180 days of the effective date of this policy) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

           Please keep this supplement for future reference.









o 103 PA-1
                          SUPPLEMENT DATED JUNE 1, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2004

The Prospectus is amended as follows:

I. Footnote 1 in the section "Performance" beginning on page 8 is supplemented as follows:

 1. As of March 31, 2004, the Fund's year-to-date return was 6.02% for Advisor Class shares. All Fund performance assumes reinvestment of dividends and capital gains.

II. The line item "Redemption fee on shares held less than 30 days" under the section "Fees and Expenses - Shareholder Fees" and footnote reference on page 10 is revised with the following:

 Redemption fee on shares sold within 5 New York Stock Exchange trading days following their purchase date * *The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is retained by the Fund and generally withheld from redemption proceeds. For more details, see "Redemption Fee" section.

III. The following information is added to the "Management" section beginning on page 11:

 On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (MA Division) filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (Company), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for the Company to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

 The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada, New Jersey and New York. These parties, as well as certain of the mutual funds' trustees/directors, have also been named in a shareholder class action filed in March 2004 in the United States District Court in New Jersey. This lawsuit alleges violations of certain provisions of the federal securities laws and state common law fiduciary obligations in connection with Rule 12b-1 fees and brokerage commissions paid by the mutual funds. These lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matters described above may be filed in the future.

 The Staff of the U.S. Securities and Exchange Commission (SEC) has informed the Company that it intends to recommend that the SEC authorize an action against Franklin Advisers, Inc. (adviser to many of the funds, and affiliate to the other funds' advisers) relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in the Staff's investigation. Such discussions are preliminary and the Company cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund[s] is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

IV. The following information is added to the section "Financial Highlights" beginning on page 14:
                                                      SIX MONTHS ENDED
                                                      FEBRUARY 29, 2004
 ADVISOR CLASS                                           (UNAUDITED)
------------------------------------------------------------------------
 PER SHARE DATA ($)
 Net asset value, beginning of period .................       7.17
------------------------------------------------------------------------
  Net investment income (loss)/1.......................         --3
  Net realized and unrealized gains (losses) ..........       1.89
------------------------------------------------------------------------
 Total from investment operations .....................       1.89
------------------------------------------------------------------------
  Distributions from net investment income ............       (.13)
  Distributions from net realized gains ...............        --
------------------------------------------------------------------------
 Total distributions ..................................       (.13)
------------------------------------------------------------------------
 Redemption fees ......................................        --4
 Net asset value, end of period .......................       8.93
------------------------------------------------------------------------
 Total return (%)/2 ....................................     26.42
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period ($ x 1 million) ............      8,547
 Ratios to average net assets: (%)
  Expenses ............................................       1.11/5
  Net investment income ...............................        .02/5
 Portfolio turnover rate (%) ..........................      17.76
 1. Based on average daily shares outstanding.
 2. Total return is not annualized.
 3. Actual net investment income (loss) was $(.003).
 4. Amount is less than $0.001 per shares.
 5. Annualized.

V. The "Exchange Privilege" section beginning on page 22 is replaced with the following:

 EXCHANGING SHARES

 EXCHANGE PRIVILEGE

 You can exchange shares between most Franklin Templeton funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.

 If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc. Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

 *If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class shares.

 EXCHANGE LIMIT GUIDELINE. This exchange privilege is not intended to facilitate short-term or other excessive trading. In order to limit short-term or other excessive trading you generally may make up to eight (8) exchanges out of your Fund account to an account in a different Franklin Templeton fund during any calendar year (a single request to exchange out of your Fund account to accounts in two different Franklin Templeton funds will count as two exchanges out of your Fund account). Regularly scheduled exchanges or transfers resulting from automatic rebalancing plans or similar arrangements will not be counted for purposes of this exchange limit guideline. The Fund may (but is not required to) reject any exchange request that exceeds this exchange limit guideline and may temporarily suspend or permanently terminate your exchange privileges, or may limit the amount, number or frequency of your exchanges, or may limit the methods you may use to request exchanges if you exceed or seek to exceed this exchange limit guideline.

 Even if you don't exceed this exchange limit guideline, the Fund at all times reserves the right to restrict, reject or cancel any exchange transactions, for no reason or any reason, without notice. For example, the Fund may refuse any sale of Fund shares through an exchange by any investor or group if, in the manager's judgment, the trade (1) may interfere with the efficient management of the Fund's portfolio, (2) may appear to be connected with a strategy of market timing (as described in the "Market Timing Trading Policy" section), or
 (3) may have the potential of otherwise adversely affecting the Fund. In making a decision to reject an exchange request, the Fund may consider, among other factors, the investor's trading history, both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership.

 REJECTED EXCHANGES. If the Fund rejects an exchange request involving the sale of Fund shares, the rejected exchange request will also mean rejection of the request to purchase shares of another fund with the proceeds of the sale. Of course, you may generally redeem shares of the Fund at any time.

 EXCHANGES THROUGH FINANCIAL INTERMEDIARIES. If you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers, different exchange and/or transfer limit guidelines and restrictions may apply. The financial intermediary through whom you are investing may choose to adopt these exchange limit guidelines or, alternatively, may adopt different trading restrictions designed to discourage short-term or excessive trading. Consult with your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) to determine what trading restrictions, including exchange/transfer limitations, may be applicable to you.

 FUND EXCHANGE PRIVILEGE CHANGES/WAIVER. The Fund may terminate or modify ( temporarily or permanently) this exchange limit guideline and exchange privilege in the future. You will receive 60 days' notice of any material changes, unless otherwise provided by law. The Fund reserves the right to waive the exchange limit guideline at its discretion if the Fund's manager believes such waiver is not inconsistent with the best interests of the Fund. The exchange limit guideline does not apply to mutual funds, Omnibus Accounts and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds.

 OTHER FUNDS' EXCHANGE PRIVILEGES. If there is a conflict between the exchange privileges of two funds involved in an exchange transaction, the stricter policy will apply to the transaction. Other Franklin Templeton funds may have different exchange restrictions. Check each fund's prospectus for details.

VI. The "Market Timing" section beginning on page 31 is replaced with the following:

 MARKET TIMING TRADING POLICY

 MARKET TIMING GENERALLY. The Fund discourages short-term or excessive trading, often referred to as "market timing," and intends to seek to restrict or reject such trading or take other action, as described below, if in the judgment of the Fund manager or transfer agent such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders.

 MARKET TIMING CONSEQUENCES. If information regarding your trading activity in the Fund or in any other Franklin Templeton fund or non-Franklin Templeton fund is brought to the attention of the Fund's manager or the Fund's transfer agent and based on that information the Fund or its agents in their sole discretion conclude that your trading may be detrimental to the Fund as described in this Market Timing Trading Policy, the Fund may temporarily or permanently bar your future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions (including purchases and/or redemptions by an exchange or transfer between the Fund and any other mutual fund).
 In considering an investor's trading activity, the Fund may consider, among other factors, the investor's trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds or in accounts under common control or ownership.

 MARKET TIMING THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this policy whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers.

 While the Fund will encourage financial intermediaries to apply the Fund's market timing trading policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's market timing trading policy with respect to customers of financial inter- mediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the Omnibus Accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's market timing trading policy to their customers (for example, participants in a 401(k) retirement plan) through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's market timing trading policy.

 RISKS FROM MARKET TIMERS. Depending on various factors, including the size of the Fund, the amount of assets the portfolio manager typically maintains in cash or cash equivalents and the dollar amount and number and frequency of trades, short-term or excessive trading may interfere with the efficient management of the Fund's portfolio, increase the Fund's transaction costs, administrative costs and taxes and/or impact Fund performance.

 In addition, if the nature of the Fund's portfolio holdings expose the Fund to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change in the value of a mutual fund's portfolio holdings and the reflection of the change in the net asset value of the fund's shares, sometimes referred to as "arbitrage market timing," there is the possibility that such trading, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices. Arbitrage market timers may seek to exploit possible delays between the change in the value of a mutual fund's portfolio holdings and the net asset value of the fund's shares in funds that hold significant investments in foreign securities because certain foreign markets close several hours ahead of the U.S. markets, and in funds that hold significant investments in small-cap securities, high-yield ("junk") bonds and other types of investments which may not be frequently traded.

 The Fund is currently using several methods to reduce the risk of market timing. These methods include:

 o limiting annual exchange activity per fund account,
 o committing staff to selectively review on a continuing basis recent trading activity in order to identify trading activity that may be contrary to this market timing trading policy; and
 o assessing a redemption fee for short-term trading

 Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders. There is no assurance that the Fund or its agents will gain access to any or all information necessary to detect market timing in Omnibus Accounts. While the Fund will seek to take actions (directly and with the assistance of financial intermediaries) that will detect market timing, the Fund cannot represent that such trading activity can be completely eliminated.

 REVOCATION OF MARKET TIMING TRADES. Transactions placed in violation of the Fund's market timing trading policy or exchange limit guidelines are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

VII. The "Redemption Fee" section beginning on page 34 is replaced with the following:

 REDEMPTION FEE ASSESSMENT. A short-term trading redemption fee may be assessed on any Fund shares in a Fund account that are sold (by redemption, whether voluntary or involuntary, or exchange) within five (5) New York Stock Exchange trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

 This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund and/or in your other Franklin Templeton fund accounts, the Fund manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund even if any such request would not exceed the exchange limit guideline described in this prospectus.

 REDEMPTIONS THROUGH FINANCIAL INTERMEDIARIES. You are an investor subject to this 2% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains a master account (an "Omnibus Account") with the Fund for trading on behalf of its customers. Currently, only certain intermediaries have the ability to collect the Fund's redemption fee on the Fund's behalf from their customers' accounts. Even in the case of these intermediaries who are collecting the redemption fee, due to policy, operational and/or systems' requirements and limitations, these intermediaries may use criteria and methods for tracking, applying and/or calculating the fee that may differ in some respects from that of the Fund. The Fund will continue to encourage all financial intermediaries to develop the capability to begin assessing the redemption fee from their customers who invest in the Fund. If you are investing in Fund shares through a financial intermediary, you should contact your financial intermediary (or, in the case of a 401(k) retirement plan, your plan sponsor) for more information on any differences in how the redemption fee is applied to your investments in the Fund.

 WAIVER/EXCEPTIONS/CHANGES. The Fund reserves the right to waive the redemption fee at its discretion if the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker dealers on behalf of their clients invested in Franklin Templeton funds. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

 LIMITATIONS ON COLLECTION. Currently, the Fund is very limited in its ability to assess or collect the redemption fee on all shares redeemed by Fund investors serviced by the Fund's transfer agent (due to systems limitations which we anticipate being resolved within 180 days of the effective date of this policy) or by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

           Please keep this supplement for future reference.




o103 SA-2
                     SUPPLEMENT DATED JUNE 1, 2004
             TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                 CLASS A, B & C
                              DATED JANUARY 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. All references to the term "director or directors" are now changed to "trustee or trustees."

II. The second  paragraph on page 1 is  supplemented  as follows:

 The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended February 29, 2004, are incorporated by reference (are legally a part of this SAI).

III. The information under the heading "Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

 FUNDAMENTAL INVESTMENT POLICIES

 The Fund's investment goal is long-term capital growth.

 The Fund may not:

 1.Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act of 1940, as amended (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

 2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

 3. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

 4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

 5. Issue senior securities, except to the extent permitted by the 1940 Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

 6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

 8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

IV. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

 The Fund may invest up to 15% of its net assets in illiquid securities.

V. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is revised as follows:

 The third paragraph is deleted in its entirety.

The first sentence of the fifth paragraph is amended to read as follows:

 With the exception of Investment Restriction Number 8 above and the Fund's non-fundamental investment limitation on investments in illiquid securities, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act.

VI. The fifth paragraph under the section "Goal, Strategies and Risks - Investments, techniques, strategies and their risks" beginning on page 3 is replaced with the following:

 The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities.

VII. The heading "Officers and Directors" on page 8, is replaced with the following:

 OFFICERS AND TRUSTEES

VIII. The information under the heading "Independent Board Members," beginning on page 8, is replaced with the following:


                                              NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX
                                 LENGTH OF    OVERSEEN BY          OTHER
NAME, AGE AND ADDRESS  POSITION  TIME SERVED  BOARD MEMBER*  DIRECTORSHIPS HELD
--------------------------------------------------------------------------------
Harris J. Ashton (71)  Trustee   Since 1992   141         Director, Bar-S Foods
500 East Broward Blvd.                                   (meat packing company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
--------------------------------------------------------------------------------

Frank J. Crothers (59) Trustee   Since March  21          None
500 East Broward Blvd.               2004
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman,  Island  Corporate  Holdings Ltd. (Vice  Chairman  1996-2003);
Vice Chairman, Caribbean Utilities Co. Ltd.;
Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and formerly, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
--------------------------------------------------------------------------------

S.Joseph Fortunato(71) Trustee   Since 1992  142                None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------

Edith E. Holiday (52) Trustee  Since March   97         Director, Amerada Hess
500 East Broward Blvd.            2004                  Corporation (exploration
Suite 2100                                              and refining of oil
Fort Lauderdale, FL 33394-3091                          and gas); H.J. Heinz
                                                        Company (processed
                                                        foods and allied
                                                        products); RTI
                                                        International
                                                        Metals, Inc.(manufacture
                                                        and distribution of
                                                        titanium); and Canadian
                                                        National Railway
                                                        (railroad).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------

Gordon S. Macklin (76) Trustee  Since 1993   141       Director, White Mountains
500 East Broward Blvd.                                 Insurance Group, Ltd.
Suite 2100                                             (holding company); Mar
Fort Lauderdale, FL 33394-3091                         tek Biosciences
                                                       Corporation; Med Immune,
                                                       Inc. (biotechnology);
                                                       and Overstock.com
                                                       (Internet services);
                                                       and FORMERLY, Director,
                                                       MCI Communication
                                                       Corporation (subsequently
                                                       known as MCI WorldCom,
                                                       Inc. and WorldCom, Inc.
                                                       (communications services)
                                                       (1988-2002) and Spacehab,
                                                       Inc. (aerospace services)
                                                       (2003)
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy  Chairman,   White  Mountains   Insurance  Group,  Ltd.  (holding
company); and formerly, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------

Fred R. Millsaps (75) Trustee   Since 1990   28                 None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and formerly, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
-------------------------------------------------------------------------------

Frank A. Olson (71) Trustee  Since March   21           Director, Becton,
500 East Broward Blvd.          2004                    Dickinson and Co.
Suite 2100                                              (medical technology);
Fort Lauderdale, FL 33394-3091                          White Mountains
                                                        Insurance Group Ltd.
                                                        (holding company); and
                                                        Amerada Hess Corporation
                                                        (exploration and
                                                       refining of oil and gas).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-------------------------------------------------------------------------------

Constantine D.     Trustee  Since March   21                    None
Tseretopoulos (50)             2004
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and formerly, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
-------------------------------------------------------------------------------

**Nicholas F.      Trustee  Since 1993    21            Director, Amerada Hess
Brady (74)                                              Corporation (exploration
500 East Broward Blvd.                                  and refining of oil
Suite 2100                                              and gas); and C2, Inc.
Fort Lauderdale, FL 33394-3091                          (operating and
                                                        investment business);
                                                        and FORMERLY, Director,
                                                        H.J Heinz Company
                                                        (processed foods and
                                                        allied products) (1987-
                                                        1988; 1993-2003).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Chairman, Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the
United States  Department of the Treasury  (1988-1993);  Chairman of the
Board,  Dillon, Read & Co., Inc.  (investment banking) (until 1988); and
U.S. Senator, New Jersey (April 1982-December 1982).
-------------------------------------------------------------------------------
**Harmon E.     Trustee and    Trustee    38                    None
Burns (59)      Vice President since 1992
One Franklin Parkway           and Vice
San Mateo, CA 94403-1906       President
                               since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  Chairman,  Member - Office of the Chairman and Director,  Franklin
Resources,  Inc.;  Vice  President  and  Director,   Franklin  Templeton
Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------
**Charles B.    Trustee,       Trustee and  141                 None
Johnson (71)    Chairman of    Chairman
One Franklin    the Board and  of the Board
Parkway         Vice President since 1995
San Mateo,                     and Vice
CA 94403-1906                  President
                               since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

Jeffrey A.      President and  Since 2002  Not                  None
Everett (40)    Chief Executive            Applicable
PO Box N-7759   Officer -
Lyford Cay,     Investment
Nassau,         Management
Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and formerly, Investment Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------
Martin L.       Vice            Since 1990  Not                 None
Flanagan (43)   President                   Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------

Jimmy D.        Senior Vice     Since 2002  Not                 None
Gambill (56)    President and               Applicable
500 East        Chief Executive
Broward Blvd.   Officer -
Suite 2100      Finance and
Fort            Administration
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

David P.        Vice President  Since 2000  Not                 None
Goss (57)                                   Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-------------------------------------------------------------------------------

Barbara J.      Vice President  Vice President  Not             None
Green (56)      and Secretary   since 2000      Applicable
One Franklin Parkway            and
San Mateo, CA 94403-1906        Secretary since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  President,   Deputy  General   Counsel  and  Secretary,   Franklin
Resources,   Inc.;  Secretary  and  Senior  Vice  President,   Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin
Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services,
LLC,  Franklin  Templeton   Distributors,   Inc.,  Templeton  Investment
Counsel, LLC and Templeton/Franklin Investment Services, Inc.; and officer of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers &
Wells (until 1986);  and Judicial Clerk,  U.S.  District Court (District
of Massachusetts) (until 1979).
-------------------------------------------------------------------------------

Rupert H.       Vice President  Since 1996      Not             None
Johnson, Jr. (63)                               Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  Chairman,  Member - Office of the Chairman and Director,  Franklin
Resources,  Inc.;  Vice  President  and  Director,   Franklin  Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

John R. Kay     Vice President  Since 1994      Not             None
(63)                                            Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin  Resources,  Inc. and of 35 of the  investment  companies in
Franklin  Templeton  Investments;   and  FORMERLY,  Vice  President  and
Controller, Keystone Group, Inc.
-------------------------------------------------------------------------------

Diomedes        Treasurer       Since           Not             None
Loo-Tam (65)                    March 2004      Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000) and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
-------------------------------------------------------------------------------

Michael O.      Vice President  Since 2002      Not             Director, FTI
Magdol (67)     -AML Compliance                 Applicable      Banque, Arch
600 Fifth Avenue                                                Chemicals, Inc.
Rockefeller Center                                              and Lingnan
New York, NY 10020-0230                                         Foundation.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources,  Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

Murray L.       Vice President  Since 2000      Not             None
Simpson (66)                                    Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the  subsidiaries  of Franklin  Resources,  Inc. and of 51 of
the  investment  companies  in  Franklin  Templeton   Investments;   and
formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------

Galen G.        Chief Financial Since May       Not             None
Vetter (52)     Officer         2004            Applicable
500 East
Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
-------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's advisers and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director Resources. Nicholas F. Brady is considered to be an interested person of the Trust under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Concurrently with this transaction, the Fund ceased paying directors' fees to Mr. Brady, effective October 1, 2003. Mr. Brady, formerly a shareholder of Darby Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

 X. The information under the heading "Board committees," on page 13, is replaced with the following:

 BOARD COMMITTEES The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank J. Crothers, Fred R. Millsaps, Frank
 A. Olson and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Edith E. Holiday, Frank J. Crothers and Gordon S. Macklin.

 The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:

 P.O. Box 33030 St.
 Petersburg, FL 33733-8030

 During the fiscal year ended August 31, 2003, the Audit Committee met three times and the Nominating Committee met five times.

XI. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 21 are replaced with the following:

 The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Maryland corporation on February 4, 1981, and was reorganized effective June 1, 2004 as a Delaware statutory trust created on December 2, 2003 and is registered with the SEC.

 The Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

 o Templeton Global Smaller Companies Fund - Class A
 o Templeton Global Smaller Companies Fund - Class B
 o Templeton Global Smaller Companies Fund - Class C
 o Templeton Global Smaller Companies Fund - Advisor Class

XII. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 21 is supplemented with the following:

 As of April 21, 2004, the principal shareholders of the Fund, beneficial or of record, were:

                                                            SHARE
NAME AND ADDRESS                                            CLASS  PERCENTAGE(%)
--------------------------------------------------------------------------------
 Citigroup Global Markets Inc.                                 C       5.47
 333 W 34th Street, 3rd Floor
 New York, NY 10001-2402
--------------------------------------------------------------------------------
Franklin Templeton Bank & Trust                             Advisor   62.81
  Trustee for Defined Contribution Svcs
 Franklin Templeton Profit Sharing 401(k) Plan
 P.O. Box 2438
 Rancho Cordova, CA 95741-2438
--------------------------------------------------------------------------------
 Louis E. Woodworth and Heidi Charleson                     Advisor   16.13
 c/o Franklin Templeton Investments
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------
 Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401 (k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any shares of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

 From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

 As of April 21, 2004, the officers and board members, as a group, owned of record and beneficially 3.06% of the Fund's Advisor Class shares and less than 1% of the outstanding shares of the Fund's other classes. The board members may own shares in other funds in Franklin Templeton Investments.

XIII. The eighth paragraph under the heading "Buying and Selling Shares - General Information" beginning on page 272 is replaced with the following:

 For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

XIV. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," beginning on page 31, is supplemented with the following:

 The average annual total returns before taxes for the indicated periods ended February 29, 2004, were:
                                            1 YEAR (%)  5 YEARS (%) 10 YEARS (%)
--------------------------------------------------------------------------------
 Class A                                       69.98       8.71       5.86
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (1/1/99) (%)
--------------------------------------------------------------------------------
 Class B                                       75.03       8.84       7.04
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (5/1/95) (%)
-------------------------------------------------------------------------------
 Class C                                       78.20       9.21       6.85

XV. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," on page 31, is supplemented with the following:

 The average annual total returns after taxes on distributions for the indicated periods ended February 29, 2004, were:
                                            1 YEAR (%)  5 YEARS (%)10 YEARS (%)
-------------------------------------------------------------------------------
 Class A                                       69.91       7.89       4.30
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                             1 YEAR (%)5 YEARS (%)  (1/1/99) (%)
-------------------------------------------------------------------------------
 Class B                                       75.01       8.12       6.35
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (5/1/95) (%)
-------------------------------------------------------------------------------
 Class C                                       78.28       8.68       5.40
-------------------------------------------------------------------------------
XVI. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 32, is supplemented with the following:

 The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended February 29, 2004, were:

                                            1 YEAR (%)  5 YEARS (%)10 YEARS (%)
-------------------------------------------------------------------------------
 Class A                                       46.11       7.11       4.19
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (1/1/99) (%)
-------------------------------------------------------------------------------
 Class B                                       49.37       7.31       5.74
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (5/1/95) (%)
-------------------------------------------------------------------------------
 Class C                                       51.33       7.77       5.18
-------------------------------------------------------------------------------
XVII. The information under the heading "Cumulative total return," in the section entitled "Performance," beginning on page 33, is supplemented with the following:

 The cumulative total returns for the indicated periods ended February 29, 2004, were:

                                            1 YEAR (%)  5 YEARS (%) 10 YEARS (%)
-------------------------------------------------------------------------------
 Class A                                       69.98       51.84      76.79
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (1/1/99) (%)
-------------------------------------------------------------------------------
 Class B                                       75.03       52.77      42.09
-------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                            1 YEAR (%)  5 YEARS (%) (5/1/95) (%)
-------------------------------------------------------------------------------
 Class C                                       78.20       55.35      79.58
-------------------------------------------------------------------------------

           Please keep this supplement for future reference.
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o103 SAA-2
                         SUPPLEMENT DATED JUNE 1, 2004
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    TEMPLETON GLOBAL SMALLER COMPANIES FUND
                                  ADVISOR CLASS
                              DATED JANUARY 1, 2004

The Statement of Additional Information (SAI) is amended as follows:

I. All references to the term "director or directors" are now changed to "trustee or trustees."

II. The second paragraph on page 1 is supplemented as follows:

 The unaudited financial statements in the Fund's Semi-Annual Report to Shareholders, for the period ended February 29, 2004, are incorporated by reference (are legally a part of this SAI).

III. The information under the heading "Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

 FUNDAMENTAL INVESTMENT POLICIES
 The Fund's investment goal is long-term capital growth.

 THE FUND MAY NOT:

1. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the Investment Company Act of 1940, as amended (1940 Act)) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein.

3. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

5. Issue senior securities, except to the extent permitted by the 1940 Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules or exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Borrow money, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

8. Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

IV. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

 The Fund may invest up to 15% of its net assets in illiquid securities.

V.  The   information   under  the  section   "Goal,   Strategies  and  Risks  -
Non-Fundamental Investment Policies," beginning on page 2, is revised as follows:

The third paragraph is deleted in its entirety.

The first sentence of the fifth paragraph is amended to read as follows:

With the exception of Investment Restriction Number 8 above and the Fund's non-fundamental investment limitation on investments in illiquid securities, nothing herein shall be deemed to prohibit the Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to the Fund by the issuer, except that no such purchase may be made if, as a result, the Fund would no longer be a diversified investment company as defined in the 1940 Act.

VI. The fifth paragraph under the section "Goal, Strategies and Risks - Investments, techniques, strategies and their risks" beginning on page 3 is replaced with the following:

The Fund may invest without percentage limitation in domestic or foreign securities. It may invest up to 100% of its total assets in emerging markets, including up to 5% of its total assets in Russian securities.

VII. The heading "Officers and Directors" on page 8, is replaced with the following:

 OFFICERS AND TRUSTEES

VIII. The information under the heading "Independent Board Members," beginning on page 8, is replaced with the following:


                                               NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX
                                  LENGTH OF    OVERSEEN BY    OTHER
 NAME, AGE AND ADDRESS  POSITION  TIME SERVED  BOARD MEMBER*  DIRECTORSHIPS HELD
------------------------------------------------------------------------------
Harris J. Ashton (71)   Trustee   Since 1992   141         Director, Bar-S Foods
500 East Broward Blvd.                                     (meat packing
Suite 2100                                                 company).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-------------------------------------------------------------------------------

Frank J. Crothers (59)  Trustee  Since March    21      None
500 East Broward Blvd.           2004
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd. (Vice Chairman 1996-2003); Vice Chairman, Caribbean Utilities Co. Ltd.;
Director  and  President,   Provo  Power  Company  Ltd.;  Director,   Caribbean
Electric Utility Services Corporation (Chairman until 2002); director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
-------------------------------------------------------------------------------

S. Joseph Fortunato     Trustee Since 1992      142     None
(71)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------

Edith E. Holiday (52)   Trustee Since March     97      Director, Amerada Hess
500 East Broward Blvd.          2004                    Corporation (exploration
Suite 2100                                              and refining of oil
Fort Lauderdale, FL 33394-3091                          and gas); H.J. Heinz
                                                        Company (processed
                                                        foods and allied
                                                        products); RTI
                                                        International Metals,
                                                        Inc. (manufacture and
                                                        distribution of
                                                        titanium); and Canadian
                                                        National Railway
                                                        (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------

Gordon S. Macklin (76)  Trustee Since 1993      141     Director, White
500 East Broward Blvd.                                  Mountains Insurance
Suite 2100                                              Group, Ltd. (holding
Fort Lauderdale, FL 33394-3091                          company); Mar
                                                        tek Biosciences
                                                        Corporation; Med
                                                        Immune,Inc.
                                                        (biotechnology); and
                                                        Overstock.com
                                                        (Internet services); and
                                                        FORMERLY, Director, MCI
                                                        Communication
                                                        Corporation
                                                        (subsequently known as
                                                        MCI WorldCom, Inc. and
                                                        WorldCom, Inc.
                                                        (communications
                                                        services) (1988-2002)
                                                        and Spacehab, Inc.
                                                        (aerospace services)
                                                        (2003)
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-------------------------------------------------------------------------------

Fred R. Millsaps (75)   Trustee Since 1990      28      None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
-------------------------------------------------------------------------------

Frank A. Olson (71)     Trustee Since March     21      Director, Becton,
500 East Broward Blvd.          2004                    Dickinson and Co.
Suite 2100                                              (medical technology);
Fort Lauderdale, FL 33394-3091                          White Mountains
                                                        Insurance Group Ltd.
                                                        (holding company);
                                                        and Amerada Hess
                                                        Corporation (exploration
                                                        and refining of oil and
                                                        gas).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-------------------------------------------------------------------------------

Constantine D.          Trustee Since March     21      None
Tseretopoulos (50)              2004
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); and director of various nonprofit organizations; and FORMERLY, Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
-------------------------------------------------------------------------------

**Nicholas F.           Trustee Since 1993      21      Director, Amerada Hess
Brady (74)                                              Corporation (exploration
500 East Broward Blvd.                                  and refining of oil
Suite 2100                                              and gas); and C2, Inc.
Fort Lauderdale, FL 33394-3091                          operating and investment
                                                        (business); and
                                                        formerly, Director, H.J.
                                                        Heinz Company (processed
                                                        foods and allied
                                                        products) (1987-1988;
                                                        1993-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Chairman, Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
-------------------------------------------------------------------------------

**Harmon E. Burns (59)  Trustee   Trustee since 38      None
One Franklin Parkway    and       1992 and
San Mateo, CA           Vice      Vice President
94403-1906              President since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  Chairman,  Member  -  Office  of  the  Chairman  and  Director,  Franklin
Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

**Charles B.            Trustee,    Trustee    141      None
Johnson (71)            Chairman of   and
One Franklin            the Board   Chairman
Parkway                 and Vice    of the
San Mateo,              President   Board since
CA 94403-1906                       1995 and
                                    Vice
                                    President
                                    since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

Jeffrey A.              President   Since 2002  Not     None
Everett (40)            and Chief               Applicable
PO Box N-7759           Executive
Lyford Cay,             Officer -
Nassau, Bahamas         Investment
                        Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
-------------------------------------------------------------------------------

Martin L.               Vice        Since 1990  Not     None
Flanagan (43)           President               Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------

Jimmy D. Gambill (56)   Senior Vice  Since 2002  Not     None
500 East Broward Blvd.  President                Applicable
Suite 2100              and Chief
Fort Lauderdale,        Executive
FL 33394-3091           Officer -
                        Finance
                        and
                        Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
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David P.               Vice President Since 2000  Not    None
Goss (57)                                         Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
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Barbara J. Green (56)   Vice President  Vice       Not    None
One Franklin Parkway    and Secretary   President  Applicable
San Mateo, CA 94403-1906                since 2000
                                        and
                                        Secretary
                                        since 1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC and Templeton/Franklin Investment Services, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
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Rupert H.               Vice President  Since 1996  Not    None
Johnson, Jr. (63)                                   Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice  Chairman,  Member  -  Office  of  the  Chairman  and  Director,  Franklin
Resources,   Inc.;   Vice   President   and   Director,    Franklin   Templeton
Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
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John R. Kay (63)        Vice President  Since 1994  Not       None
500 East Broward Blvd.                              Applicable
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 35 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
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Diomedes Loo-Tam (65)   Treasurer       Since March  Not      None
One Franklin Parkway                    2004         Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments (1985-2000) and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
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Michael O. Magdol (67)  Vice President  Since 2002 Not          Director, FTI
600 Fifth Avenue        -AML                     Applicable     Banque, Arch
Rockefeller Center      Compliance                              Chemicals, Inc.
New York, NY 10020-0230                                         and Lingnan
                                                                Foundation.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of
the  other  subsidiaries  of  Franklin  Resources,   Inc.  and  of  48  of  the
investment companies in Franklin Templeton Investments.
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Murray L. Simpson (66)  Vice President  Since 2000 Not     None
One Franklin Parkway                               Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be,of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
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Galen G. Vetter (52)    Chief Financial Since May  Not    None
500 East Broward Blvd.  Officer         2004       Applicable
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's advisers and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director Resources. Nicholas F. Brady is considered to be an interested person of the Trust under the federal securities laws due to his business affiliations with Resources, and Templeton Global Advisors Limited. On October 1, 2003, Resources acquired all of the shares of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion of the limited partner interests not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Concurrently with this transaction, the Fund ceased paying directors' fees to Mr. Brady, effective October 1, 2003. Mr. Brady, formerly a shareholder of Darby Investments and a partner of Darby Partners, will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr.
Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

X. The information under the heading "Board committees," on page 13, is replaced with the following: Board committees The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following Independent Trustees of the Trust: Frank J. Crothers, Fred R. Millsaps, Frank A. Olson and Constantine D. Tseretopoulos. The Nominating Committee is comprised of the following Independent Trustees of the Trust: Edith
E. Holiday, Frank J. Crothers and Gordon S. Macklin.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of the Fund's address at:
P.O. Box 33030
St. Petersburg,  FL 33733-8030

During the fiscal year ended August 31, 2003, the Audit Committee met three times and the Nominating Committee met five times.

XI. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 21 are replaced with the following:

 The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Maryland corporation on February 4, 1981, and was reorganized effective June 1, 2004 as a Delaware statutory trust created on December 2, 2003 and is registered with the SEC.

 The Fund currently offers four classes of shares, Class A, Class B, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

 o Templeton Global Smaller Companies Fund - Class A
 o Templeton Global Smaller Companies Fund - Class B
 o Templeton Global Smaller Companies Fund - Class C
 o Templeton Global Smaller Companies Fund - Advisor Class

XII. The section entitled "Organization, Voting Rights and Principal Holders" beginning on page 21 is supplemented with the following:

As of April 21, 2004, the principal shareholders of the Fund, beneficial or of record, were:

                                                                     PERCENTAGE
NAME AND ADDRESS                                         SHARE CLASS    (%)
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 Citigroup Global Markets Inc.                                 C       5.47
 333 W 34th Street, 3rd Floor
 New York, NY 10001-2402
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 Franklin Templeton Bank & Trust                            Advisor   62.81
 Trustee for Defined Contribution Svcs.
 Franklin Templeton Profit Sharing 401(k) Plan
 P.O. Box 2438 Rancho Cordova, CA 95741-2438
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 Louis E. Woodworth and Heidi Charleson                     Advisor   16.13
 c/o Franklin Templeton Investments
 One Franklin Parkway
 San Mateo, CA 94403-1906
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 Note: Charles B. Johnson and Rupert H. Johnson,  Jr., who are officers and/or trustees of the Fund, serve on the administrative committee of the Franklin Templeton Profit Sharing 401 (k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any shares of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

 From time to time, the number of Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

 As of April 21, 2004, the officers and board members, as a group, owned of record and beneficially 3.06% of the Fund's Advisor Class shares and less than 1% of the outstanding shares of the Fund's other classes. The board members may own shares in other funds in Franklin Templeton Investments.

XIII. The eighth paragraph under the heading "Buying and Selling Shares - General Information" beginning on page 23 is replaced with the following:

 For institutional accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application accepted by Franklin Templeton Institutional, LLC or entered into a selling agreement and/or servicing agreement with Distributors or Investor Services. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders ("Fund/SERV"), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Distributors and/or Investor Services may incur.

XIV. The information under the heading "Average annual total return before taxes," in the section entitled "Performance," beginning on page 25, is supplemented with the following:

 The average annual total returns before taxes for the indicated periods ended February 29, 2004, were:
                                          1 YEAR (%)  5 YEARS (%)   10 YEARS (%)
------------------------------------------------------------------------------
 Advisor Class                             81.17       10.33          6.74

XV. The information under the heading "Average annual total return after taxes on distributions," in the section entitled "Performance," on page 25, is supplemented with the following:

 The average annual total returns after taxes on distributions for the indicated periods ended February 29, 2004, were:
                                          1 YEAR (%)  5 YEARS (%)   10 YEARS (%)
------------------------------------------------------------------------------
 Advisor Class                             81.03        9.38           5.09

XVI. The information under the heading "Average annual total return after taxes on distributions and sale of fund shares," in the section entitled "Performance," beginning on page 25, is supplemented with the following:

 The average annual total returns after taxes on distributions and sale of fund shares for the indicated periods ended February 29, 2004, were:

                                          1 YEAR (%)  5 YEARS (%)  10 YEARS (%)
------------------------------------------------------------------------------
 Advisor Class                             53.50        8.46          4.91

XVII. The information under the heading "Cumulative total return," in the section entitled "Performance," beginning on page 27, is supplemented with the following:

 The cumulative total returns for the indicated periods ended February 29, 2004, were:

                                          1 YEAR (%)  5 YEARS (%)  10 YEARS (%)
------------------------------------------------------------------------------
 Advisor Class                             81.17       63.48         91.97
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               Please keep this supplement for future reference.